Other Operating Gains (Losses), Net	3 Months Ended
Mar. 31, 2026
Other Operating Gains (Losses), Net [Abstract]
OTHER OPERATING GAINS (LOSSES), NET

7. OTHER OPERATING GAINS (LOSSES), NET

Three-month ended March 31,	2026	2025
Insurance proceeds and other	$2,102	$3,950
Gain on disposal of assets	20	—
Impairment	(84,469)	—
Other operating gains (losses), net	$(82,347)	$3,950

Impairment

During the three months ended March 31, 2026, an impairment loss of $84.5 million was recognized against goodwill related to the aggregated GEO segment and GEO Cash Generating Unit (“GEO CGU”) (Note 10).